Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2016
Accounts receivable, net
Schedule of accounts receivable

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Accounts receivable	398,835	390,550	60,570
Less: Allowance for doubtful accounts	(83,835)	(100,894)	(15,648)

Total accounts receivable, net	315,000	289,656	44,922

Representing:

Current portion:
- Processing fees	78,911	78,649	12,197
- Storage fees	39,522	43,618	6,765
- Others	2,329	2,378	369

	120,762	124,645	19,331
Non-current portion:
- Processing fees	194,238	165,011	25,591

Total accounts receivable, net	315,000	289,656	44,922

Schedule of non-current gross accounts receivable due for payment
	March 31, 2016
	RMB	US$
Fiscal years ending March 31,
2018	35,189	5,457
2019	32,364	5,019
2020	28,864	4,476
2021	26,273	4,075
2022 and thereafter	152,175	23,600

	274,865	42,627

Schedule of aging analysis of gross accounts receivable

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Not past due	305,387	276,405	42,868
Within one year past due	44,339	48,266	7,485
Between one to two years past due	30,086	33,170	5,144
Over two years past due	19,023	32,709	5,073

Total gross accounts receivable	398,835	390,550	60,570

Schedule of allowance for doubtful accounts

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Balance at beginning of year	50,473	63,025	83,835	13,002
Charged to allowance for doubtful accounts	17,973	25,042	20,251	3,141
Write-off charged against the allowance for the year	(5,421)	(4,232)	(3,192)	(495)

Balance at end of year	63,025	83,835	100,894	15,648